Summary Prospectus March 1, 2010

MassMutual Premier Funds

MassMutual Premier Money Market Fund

Ticker: Class S–MKSXX, Class Y–MKYXX, Class A–MKAXX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.massmutual.com/funds. You can also get this information at no cost by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.

INVESTMENT OBJECTIVE

This Fund seeks to maximize current income to the extent consistent with liquidity and the preservation of capital by investing in a diversified portfolio of money market instruments.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class A	Class N
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class A	Class N
Management Fees	.35%	.35%	.35%	.35%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses	.10%	.21%	.35%	.40%
Total Annual Fund Operating Expenses	.45%	.56%	.95%	1.25%
Expense Reimbursement(1)	–	–	(.22%)	(.22%)
Total Annual Fund Operating Expenses after Expense Reimbursement	.45%	.56%	.73%	1.03%
(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .22% of other expenses for Class A and Class N of the Fund through February 28, 2011. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$46	$144	$252	$567
Class Y	$57	$179	$313	$701
Class A	$75	$281	$504	$1,146
Class N	$205	$375	$665	$1,492
Class N (no redemption)	$105	$375	$665	$1,492

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies

The Fund invests in high quality debt instruments that have a remaining maturity not exceeding 397 days, including commercial paper and other corporate obligations, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and certificates of deposit and bankers’ acceptances. The Fund may enter into repurchase transactions (including dollar rolls and reverse repurchase agreements) and forward commitments.

In managing the Fund, the Fund’s subadviser, Babson Capital Management LLC (“Babson Capital”) intends to comply with Rule 2a-7 under the

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Investment Company Act of 1940, as amended (the “1940 Act”), which sets forth the requirements for money market funds regarding credit quality, diversification and maturity. These requirements include holding investments which are generally rated in the two highest rating categories as rated by a major credit agency and investments which have a maturity of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less.

Principal Risks

It is important to note that this Fund seeks to maintain, but does not guarantee, a stable net asset value of $1.00 per share. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Credit Risk The Fund is subject to the risk that an issuer or the Fund’s counterparty to an over-the-counter transaction will be unable or unwilling to honor its obligations.

Dollar Roll and Reverse Repurchase Transaction Risk These transactions may create leverage and subject the Fund to the credit risk of the counterparty.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Management Risk The Fund relies on the manager’s ability to achieve its investment objectives. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

When-Issued, Delayed Delivery, and Forward Commitment Transaction Risk These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/retire or by calling 1-888-309-3539.

Annual Performance

Class S Shares

Highest Quarter:	4Q ’00,	1.65%	Lowest Quarter:	3Q ’09, 4Q ’09,	0.00% 0.00%

Average Annual Total Returns

(For the periods ended December 31, 2009)

Return Before Taxes	One Year	Five Years	Ten Years
Class S	0.15%	2.89%	2.78%
Class Y	0.12%	2.80%	2.69%
Class A	0.08%	2.62%	2.41%
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.16%	2.88%	2.84%

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MANAGEMENT

Investment Adviser: Massachusetts Mutual Life Insurance Company

Subadviser: Babson Capital Management LLC

Portfolio Managers:

Mary Wilson Kibbe is a Managing Director and Head of the Fixed Income Team at Babson Capital. She has managed the Fund since its inception.

Scott Riecke is a Director and member of the Fixed Income Team at Babson Capital. He has managed the Fund since July 2009.

Scott Simler is a Director and member of the Fixed Income Team at Babson Capital. He has managed the Fund since July 2009.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund are generally available to retirement plans, other institutional investors and individual retirement accounts. Fund shares are redeemable on any business day by written request, telephone or internet (available to certain customers).

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are an investor eligible for preferential tax treatment.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary, the intermediary may receive a one-time or continuing payments from the Fund, MassMutual or its affiliates, or others for the sale of Fund shares or continuing shareholder services provided by the intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. You should contact your intermediary to obtain more information about the compensation it may receive in connection with your investment.

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